FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Measurement [Abstract]
Fair value measurement of assets
The Company’s fair values of financial assets and liabilities were as follows:

	December 31, 2021
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$544.9	$544.9	$—	$—	$544.9
Short-term investments	7.6	7.6	—	—	7.6
Restricted cash	42.2	42.2	—	—	42.2
Marketable securities and warrants	40.4	40.0	—	0.4	40.4
Bond fund investments	4.7	4.7	—	—	4.7
Deferred consideration from the sale of Sadiola	18.9	—	—	18.9	18.9
Derivatives
Currency contracts	24.5	—	24.5	—	24.5
Crude oil contracts	38.5	—	38.5	—	38.5
Gold bullion contracts	1.7	—	1.7	—	1.7
Extendible forward arrangement[1]	3.7	—	3.7	—	3.7
Embedded derivative - prepayment options on Notes	1.5	—	1.5	—	1.5
	$728.6	$639.4	$69.9	$19.3	$728.6
Liabilities
Derivatives
Gold bullion contracts	$(0.7)	$—	$(0.7)	$—	$(0.7)
TARF	(3.0)	—	(3.0)	—	(3.0)
Embedded derivative - Rosebel power purchase agreement	(29.2)	—	(29.2)	—	(29.2)
Long-term debt - Notes[2]	(453.5)	(446.0)	—	—	(446.0)
Long-term debt - equipment loans[3]	(18.9)	—	(19.1)	—	(19.1)
	$(505.3)	$(446.0)	$(52.0)	$—	$(498.0)
1.The carrying amount excludes unamortized deferred gains of $1.9 million.
2.The carrying amount excludes unamortized deferred transaction costs of $6.3 million and the embedded derivative.
3.The carrying amount excludes unamortized deferred transaction costs of $0.2 million.

	December 31, 2020
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$941.5	$941.5	$—	$—	$941.5
Short-term investments	6.0	6.0	—	—	6.0
Restricted cash	38.6	38.6	—	—	38.6
Marketable securities and warrants	16.4	16.0	—	0.4	16.4
Bond fund investments	6.2	6.2	—	—	6.2
Deferred consideration from the sale of Sadiola	14.3	—	—	14.3	14.3
Derivatives
Currency contracts	35.1	—	35.1	—	35.1
Crude oil contracts	3.5	—	3.5	—	3.5
Gold bullion contracts	8.1	—	8.1	—	8.1
Embedded derivative - prepayment options on Notes	8.4	—	8.4	—	8.4
	$1,078.1	$1,008.3	$55.1	$14.7	$1,078.1
Liabilities
Derivatives
Crude oil contracts	$(12.0)	$—	$(12.0)	$—	$(12.0)
Embedded derivative - Rosebel power purchase agreement	(23.3)	—	(23.3)	—	(23.3)
Long-term debt - Notes[1]	(454.2)	(460.4)	—	—	(460.4)
Long-term debt - equipment loan[2]	(28.2)	—	(28.9)	—	(28.9)
	$(517.7)	$(460.4)	$(64.2)	$—	$(524.6)
1.The carrying amount excludes unamortized deferred transaction costs of $7.2 million and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $0.2 million.

Fair value measurement of liabilities
The Company’s fair values of financial assets and liabilities were as follows:

	December 31, 2021
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$544.9	$544.9	$—	$—	$544.9
Short-term investments	7.6	7.6	—	—	7.6
Restricted cash	42.2	42.2	—	—	42.2
Marketable securities and warrants	40.4	40.0	—	0.4	40.4
Bond fund investments	4.7	4.7	—	—	4.7
Deferred consideration from the sale of Sadiola	18.9	—	—	18.9	18.9
Derivatives
Currency contracts	24.5	—	24.5	—	24.5
Crude oil contracts	38.5	—	38.5	—	38.5
Gold bullion contracts	1.7	—	1.7	—	1.7
Extendible forward arrangement[1]	3.7	—	3.7	—	3.7
Embedded derivative - prepayment options on Notes	1.5	—	1.5	—	1.5
	$728.6	$639.4	$69.9	$19.3	$728.6
Liabilities
Derivatives
Gold bullion contracts	$(0.7)	$—	$(0.7)	$—	$(0.7)
TARF	(3.0)	—	(3.0)	—	(3.0)
Embedded derivative - Rosebel power purchase agreement	(29.2)	—	(29.2)	—	(29.2)
Long-term debt - Notes[2]	(453.5)	(446.0)	—	—	(446.0)
Long-term debt - equipment loans[3]	(18.9)	—	(19.1)	—	(19.1)
	$(505.3)	$(446.0)	$(52.0)	$—	$(498.0)
1.The carrying amount excludes unamortized deferred gains of $1.9 million.
2.The carrying amount excludes unamortized deferred transaction costs of $6.3 million and the embedded derivative.
3.The carrying amount excludes unamortized deferred transaction costs of $0.2 million.

	December 31, 2020
	Carrying Amount	Level 1	Level 2	Level 3	Total Fair Value
Assets
Cash and cash equivalents	$941.5	$941.5	$—	$—	$941.5
Short-term investments	6.0	6.0	—	—	6.0
Restricted cash	38.6	38.6	—	—	38.6
Marketable securities and warrants	16.4	16.0	—	0.4	16.4
Bond fund investments	6.2	6.2	—	—	6.2
Deferred consideration from the sale of Sadiola	14.3	—	—	14.3	14.3
Derivatives
Currency contracts	35.1	—	35.1	—	35.1
Crude oil contracts	3.5	—	3.5	—	3.5
Gold bullion contracts	8.1	—	8.1	—	8.1
Embedded derivative - prepayment options on Notes	8.4	—	8.4	—	8.4
	$1,078.1	$1,008.3	$55.1	$14.7	$1,078.1
Liabilities
Derivatives
Crude oil contracts	$(12.0)	$—	$(12.0)	$—	$(12.0)
Embedded derivative - Rosebel power purchase agreement	(23.3)	—	(23.3)	—	(23.3)
Long-term debt - Notes[1]	(454.2)	(460.4)	—	—	(460.4)
Long-term debt - equipment loan[2]	(28.2)	—	(28.9)	—	(28.9)
	$(517.7)	$(460.4)	$(64.2)	$—	$(524.6)
1.The carrying amount excludes unamortized deferred transaction costs of $7.2 million and the embedded derivative.
2.The carrying amount excludes unamortized deferred transaction costs of $0.2 million.

Fair value of marketable securities and warrants

Marketable securities included in level 3
Balance, December 31, 2020	$0.4
Reduction in value of marketable securities	—
Change in fair value reported in OCI, net of income taxes	—
Balance, December 31, 2021	$0.4